Consolidated Statement of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating Activities of Continuing Operations:
Income from continuing operations	$ 3,731	$ 1,406	$ 1,468
Adjustments to reconcile income from continuing operations to net cash flows provided by operating activities of continuing operations:
Depreciation and amortization	2,708	1,896	1,580
Deferred income tax provision	38	763	103
Stock compensation cost	268	169	129
Net periodic pension and other postretirement benefit	(566)	(392)	(185)
Change in:
Accounts receivable	(88)	1,147	593
Contract assets, current	679	651	0
Inventory	1,267	417	866
Other current assets	984	645	31
Accounts payable and accrued liabilities	1,111	2,738	1,802
Contract liabilities, current	1,234	325	0
Income Taxes	(293)	(246)	1,744
Global pension contributions	55	79	2,044
Canadian Government Settlement	(38)	(429)	(285)
Other operating activities, net	(525)	621	540
Net Cash Provided by Operating Activities, Continuing Operations	5,821	2,670	2,282
Investing Activities of Continuing Operations:
Capital expenditures	1,868	1,467	1,556
Increase in customer financing assets	787	988	1,189
Decrease in customer financing assets	128	604	221
Investments in businesses	9	15,039	25
Dispositions of businesses	134	74	19
Increase in collaboration intangible assets	351	400	380
Payments (receipts) from settlements of derivative contracts	(342)	(140)	316
Other investing activities, net	265	183	(99)
Net cash flows used in investing activities of continuing operations	(2,676)	(17,259)	(3,127)
Financing Activities of Continuing Operations:
Issuance of long-term debt	(19)	13,337	4,852
Repayment of long-term debt	2,693	2,520	1,501
(Decrease) increase in short-term borrowings, net	896	(370)	(263)
Common Stock issued under employee stock plans	27	36	31
Dividends paid on Common Stock	2,442	2,170	2,074
Repurchase of Common Stock	151	325	1,453
Inter-entity lending	2,387	3,979	2,836
Other financing activities, net	82	242	10
Net cash flows provided by (used in) financing activities of continuing operations	(1,913)	12,209	2,438
Discontinued Operations:
Net cash provided by operating activities	3,062	3,652	3,349
Net cash (used in) provided by investing activities	(416)	286	108
Net cash used in financing activities	(2,651)	(4,244)	(3,431)
Net cash flows (used in) provided by discontinued operations	(5)	(306)	26
Effect of foreign exchange rate changes on cash and cash equivalents	1	(6)	34
Effect of Exchange Rate on Cash and Cash Equivalents, Discontinued Operations	(20)	(114)	176
Net (decrease) increase in cash and cash equivalents	1,208	(2,806)	1,829
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents, Beginning Balance	3,731	6,118	4,486
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents, Including Disposal Group and Discontinued Operations, Beginning Balance	2,481	2,900	2,703
Cash and Cash Equivalents, end of period	7,420	6,212	9,018
Less: Restricted cash, included in Other assets	24	38	10
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents, Including Disposal Group and Discontinued Operations, Ending Balance	2,459	2,481	2,900
Cash and cash equivalents of continuing operations, end of year	4,937	3,693	6,108
Supplemental Disclosure of Cash Flow Information:
Interest paid, net of amounts capitalized	1,801	1,027	974
Income taxes paid, net of refunds	$ 1,768	$ 1,714	$ 1,326